Non-current and current financial debts	6 Months Ended
Jun. 30, 2020
Disclosure Of Borrowings [Abstract]
Non-current and current financial debts	Non-current and current financial debts
The below table summarizes non-current and current Financial debts outstanding as of June 30, 2020 and December 31, 2019.

($ millions)	June 30, 2020	December 31, 2019
Non-current financial debts
Facility B	794	793
Facility C	391	391
Local facilities (Japan)	—	55
Series 2026 notes	495	495
Series 2029 notes	991	991
Series 2030 notes	744	—
Series 2049 notes	494	493
Revolving facility	—	—
Total non-current financial debts	3,909	3,218

Current financial debts
Local facilities:
Japan	137	115
All others	71	101
Other short-term financial debts	26	29
Derivatives	1	16
Total current financial debts	235	261
Total financial debts	4,144	3,479

In January 2020, the $1.0 billion Revolving Facility was extended to March 2025. The Revolving Facility remained undrawn as of June 30, 2020.

Interest expense recognized for Financial debts, excluding lease liabilities, was $23 million and $46 million for the three and six months ended June 30, 2020, respectively, and $27 million and $31 million for the three and six months ended June 30, 2019, respectively.
Series 2030 notes
On May 27, 2020, AFC issued senior notes due in 2030 (“Series 2030 Notes”), which are guaranteed by the Company. The Series 2030 Notes are unsecured senior obligations of AFC issued in a private placement and rank equally in right of payment with the Series 2026, Series 2029, and Series 2049 notes. The total notional amount of the Senior 2030 Notes is $750 million. The Senior 2030 Notes were issued at 99.843% with 2.600% interest payable twice per year in May and November, beginning in November 2020. The Series 2030 Notes were issued at a discount totaling $1 million, which was recorded as a reduction to the carrying value of the Series 2030 notes and will be amortized to Interest expense over the term of the Series 2030 Notes. AFC incurred $5 million of debt issuance costs, which were recorded as a reduction to the carrying value of the Series 2030 Notes and will be amortized to Other financial income & expense over the term of the Series 2030 Notes.
The Series 2030 Notes are classified as non-current and are measured at amortized cost and are reported in Financial debts in these Condensed Consolidated Interim Financial Statements.